Nature of Organization and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Property and Equipment Estimated Useful Life
Property and Equipment	Useful Life
Equipment	5 years
Automobiles	5 years

Schedule of Finite Lived Intangible Assets Estimated Useful Life

The Company amortizes finite lived intangible assets over their estimated useful lives, which range between two and five years as follows:

Intangible Asset	Useful Life
Customer list	5 years
Mobile app	3 years
Non-Compete	2 years
Trade name	5 years